TRANSAMERICA FUNDS

Supplement to the Currently Effective Prospectuses and Summary Prospectuses

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Effective December 1, 2024, the following information will supplement and supersede any corresponding information contained in the Prospectuses and Summary Prospectuses concerning the overnight mailing address:

Transamerica Fund Services, Inc.

801 Pennsylvania Avenue

Suite 219945

Kansas City, MO 64105-1307

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Investors Should Retain this Supplement for Future Reference

November 7, 2024